Leases	12 Months Ended
Dec. 31, 2025
Presentation of leases for lessee [abstract]
Leases
Note 26 - Leases

Within the framework of the lease agreements, the Group leases the following items:

1.          Land;
2.          Offices and vehicles.

The Group mostly leases land for the purpose of building renewable energy facilities. The total sum of the right-of-use asset which was recognized in the statement of financial position as of December 31, 2025 in respect of leases amounted to USD 225,495 thousand. The total lease liability which was recognized in the statement of financial position as of December 31, 2025 in respect of land leases amounted to USD 243,531 thousand.

Right-of-use assets

Composition

USD in thousands	Land	Offices and vehicles	Total

Balance as of January 1, 2025	208,146	2,795	210,941
Additions	2,536	2,445	4,981
Depreciation of right-of-use assets	(8,709)	(1,288)	(9,997)
Linkage to index	4,611	11	4,622
Reserve for translation differences	14,598	350	14,948
Balance as of December 31, 2025	221,182	4,313	225,495

USD in thousands	Land	Offices and vehicles	Total

Balance as of January 1, 2024	118,280	3,068	121,348
Additions	97,075	1,078	98,153
Depreciation of right-of-use assets	(6,622)	(1,380)	(8,002)
Linkage to index	5,137	53	5,190
Classification to Assets of disposal groups classified as held for sale	(2,994)	-	(2,994)
Reserve for translation differences	(2,730)	(24)	(2,754)
Balance as of December 31, 2024	208,146	2,795	210,941

Effects on the statements of income	For the year ended December 31
	2025	2024
	USD in thousands	USD in thousands

Interest expenses in respect of lease liability	(7,345)	(5,675)
Expenses attributed to variable lease payments which were not included in measurement of lease liability	(1,268)	(1,133)
Depreciation expenses	(7,877)	(7,023)
Total	(16,490)	(13,831)